Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Effect of Acquisitions on Consolidated Balance Sheet

Detailed information relating to goodwill is provided in note 9 on pages 108 to 110. The value of goodwill which is expected to be tax deductible is €568 million.

	€ million	€ million	€ million
	2017	2016	2015
Net assets acquired	2,423	929	999
Non-controlling interest	(50)	-	-
Goodwill	2,539	1,140	1,012
Total consideration	4,912	2,069	2,011
In 2017 the net assets acquired and total consideration consist of:
	Carver Korea	Other acquisitions	€ million 2017
Intangible assets	1,520	1,090	2,610
Other non-current assets	14	79	93
Trade and other receivables	18	78	96
Other current assets	150	99	249
Non-current liabilities	(369)	(119)	(488)
Current liabilities	(52)	(85)	(137)
Net assets acquired	1,281	1,142	2,423
Non-controlling interest	(27)	(23)	(50)
Goodwill	1,030	1,509	2,539
Cash consideration	2,284	2,541	4,825
Deferred consideration	-	87	87
Total consideration	2,284	2,628	4,912

Summary of Impact of Disposals

The following table sets out the effect of the disposals in 2017, 2016 and 2015 on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal.

	€ million	€ million	€ million
	2017	2016	2015
Goodwill and intangible assets	71	85	47
Other non-current assets	92	29	2
Current assets	10	5	23
Trade creditors and other payables	(8)	-	(2)
Net assets sold	165	119	70
(Gain)/loss on recycling of currency retranslation on disposal	66	-	-
Profit/(loss) on sale attributable to Unilever	332	(95)	(9)
Consideration	563	24	61

Cash	560	16	62
Cash balances of businesses sold	-	8	(1)
Non-cash items and deferred consideration	3	-	-
	563	24	61